Related parties - Vasta Platform - Textual (Successor) (Details 3) R$ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 06, 2019 BRL (R$)	Nov. 11, 2019 BRL (R$)	Nov. 06, 2019 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Transactions held with Related parties
Suppliers - related parties				R$ 207,174			R$ 207,174
Finance costs					R$ 6,817	13,854	24,612
Indemnification asset						R$ 153,714	149,600
Copyright license
Transactions held with Related parties
Agreement term						3 years
Related parties
Transactions held with Related parties
Indemnification asset						R$ 1,537	1,496
Related parties | Trademark license
Transactions held with Related parties
Agreement term	20 years
Trademark	R$ 0
Number of license agreements	2
Vasta Platform (Successor)
Transactions held with Related parties
Suppliers - related parties				207,174	230,816		207,174
Finance costs					6,817		24,612
Indemnification asset					149,600		R$ 149,600
Vasta Platform (Successor) | Copyright license
Transactions held with Related parties
Agreement term							3 years
Vasta Platform (Successor) | Related parties
Transactions held with Related parties
Suppliers - related parties				207,174	230,816		R$ 207,174
Finance costs					R$ 6,817		R$ 24,612
Indemnification asset				R$ 149,600
Vasta Platform (Successor) | Related parties | Trademark license
Transactions held with Related parties
Agreement term	20 years
Trademark	R$ 0
Number of license agreements	2
Vasta Platform (Successor) | Related parties | Editora e Distribuidora Educacional S.A (“EDE”) | Copyright license
Transactions held with Related parties
Copyright license		R$ 0
Agreement term		3 years
Vasta Platform (Successor) | Related parties | Editora e Distribuidora Educacional S.A (“EDE”) | Trademark license
Transactions held with Related parties
Agreement term			20 years
Trademark			R$ 0